                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/02
                                               ---------------

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
         -----------------------------
Address: 332 Main Street
         -----------------------------
         Mount Kisco, NY 10549
         -----------------------------

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen E. Memishian
         -----------------------------
Title:   Managing Partner
         -----------------------------
Phone:   914-242-1900
         -----------------------------

Signature, Place, and Date of Signing:


      /s/ Stephen E. Memishian           Mount Kisco, NY            01-27-03
     --------------------------      ----------------------      --------------
           [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

     28-_________________               __________________________________
     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ____________________

Form 13F Information Table Entry Total:  ____________________

Form 13F Information Table Value Total:  ____________________
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number          Name

      ____        28-______________________     ______________________

      [Repeat as necessary.]

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                            DSM Capital Partners LLC
                           Form 13F Information Table
                              As of Date: 12/31/02

                                                                                                         VOTING AUTHORITY

                                TITLE OF              VALUE    SHARES/         PUT/  INVSTMT   OTHER              VA
NAME OF ISSUER                  CLASS     CUSIP      (x$1000)  PRN AMT SH/PRN  CALL  DSCRTETN  MANAGERS  VA SOLE  SHARED     VA NONE
99 CENTS ONLY STORES COM        COM       65440K106      4364   162465 SH            DEFINED                   0     162465        0
AFFILIATED COMPUTER SVCS INCCL  COM         8190100      6211   117965 SH            DEFINED                   0     117965        0
ALLERGAN INC COM                COM        18490102      2438    42305 SH            DEFINED                   0      42305        0
AMGEN INC COM                   COM        31162100      5034   104145 SH            DEFINED                   0     104145        0
APOLLO GROUP INC CL A           COM        37604105      5024   114183 SH            DEFINED                   0     114183        0
BED BATH & BEYOND INC COM       COM        75896100      2196    63610 SH            DEFINED                   0      63610        0
BIOMET INC                      COM        90613100      4176   145725 SH            DEFINED                   0     145725        0
BISYS GROUP INC COM             COM        55472104      4007   251990 SH            DEFINED                   0     251990        0
BRINKER INTL INC COM            COM       109641100      5594   173470 SH            DEFINED                   0     173470        0
BROWN & BROWN INC COM           COM       115236101      3782   117020 SH            DEFINED                   0     117020        0
CAREER ED CORP COM              COM       141665109      6651   166285 SH            DEFINED                   0     166285        0
CHEESECAKE FACTORY INC COM      COM       163072101      5045   139549 SH            DEFINED                   0     139549        0
CLEAR CHANNEL COMMUNICATIONSCO  COM       184502102      4464   119705 SH            DEFINED                   0     119705        0
COMCAST CORP NEW COM CL A       COM       20030N101      2112    89610 SH            DEFINED                   0      89610        0
FAMILY DLR STORES INC COM       COM       307000109      5865   187920 SH            DEFINED                   0     187920        0
FIRST DATA CORP COM             COM       319963104      4564   128904 SH            DEFINED                   0     128904        0
FIRST HEALTH GROUP CORP COM     COM       320960107      5420   222600 SH            DEFINED                   0     222600        0
HCA INC COM                     COM       404119109      5495   132405 SH            DEFINED                   0     132405        0
HEALTH MGMT ASSOC INC NEW CL A  COM       421933102      6602   368835 SH            DEFINED                   0     368835        0
KOHLS CORP COM                  COM       500255104      3288    58775 SH            DEFINED                   0      58775        0
LOWES COS INC COM               COM       548661107      4961   132305 SH            DEFINED                   0     132305        0
NORTH FORK BANCORP INC N Y COM  COM       659424105      2627    77850 SH            DEFINED                   0      77850        0
RUBY TUESDAY INC COM            COM       781182100      3061   177067 SH            DEFINED                   0     177067        0
SLM CORP COM                    COM       78442P106      2213    21310 SH            DEFINED                   0      21310        0
ST JUDE MED INC COM             COM       790849103      6504   163750 SH            DEFINED                   0     163750        0
TJX COS INC NEW COM             COM       872540109      4819   246860 SH            DEFINED                   0     246860        0
UNITEDHEALTH GROUP INC COM      COM       91324P102      5527    66191 SH            DEFINED                   0      66191        0
VARIAN MED SYS INC COM          COM       92220P105      4671    94165 SH            DEFINED                   0      94165        0
VIACOM INC CL B                 COM       925524308      4188   102746 SH            DEFINED                   0     102746        0
WELLPOINT HEALTH NTWRKS NEW CO  COM       94973H108      7142   100369 SH            DEFINED                   0     100369        0
WELLS FARGO & CO NEW COM        COM       949746101      4195    89509 SH            DEFINED                   0      89509        0

REPORT SUMMARY:
FORM 13F INFORMATION TABLE ENTRY TOTAL:   31
FORM 13F INFORMATION TABLE VALUE TOTAL:   $142,240,000.00